Ordinary Shares (Tables)	12 Months Ended
Apr. 30, 2019
Equity [Abstract]
Summary of Ordinary Shares Reserved for Issuance

The Company had reserved shares of ordinary shares for issuance as follows:

	As of April 30,
	2019	2018
Conversion of Series A redeemable preference shares	-	10,228,680
Conversion of Series B redeemable preference shares	-	6,071,373
Conversion of Series C redeemable preference shares	-	5,820,722
Conversion of Series C-1 redeemable preference shares	-	3,273,459
Conversion of Series D redeemable preference shares	-	3,545,232
Options issued and outstanding	22,866,438	22,237,484
RSUs issued and outstanding	740,467	-
Remaining shares available for future issuance under the 2012 Plan	9,649,123	2,061,282
Total ordinary shares reserved	33,256,028	53,238,232